Expense Example - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2005 Portfolio	Sep. 22, 2023 USD ($)
VIP Freedom 2005 Portfolio - Initial Class
Expense Example:
1 year	$ 37
3 years	116
5 years	202
10 years	456
VIP Freedom 2005 Portfolio - Service Class
Expense Example:
1 year	47
3 years	148
5 years	258
10 years	579
VIP Freedom 2005 Portfolio - Service Class 2
Expense Example:
1 year	62
3 years	195
5 years	340
10 years	$ 762